DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends [line items]
Dividends paid to non-controlling interests	$ 83	$ 45	$ 14
VIP Kazakhstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	61	30	0
VIP Kyrgyzstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	5	0	0
TNS Plus LLP
Dividends [line items]
Dividends paid to non-controlling interests	17	15	11
Other
Dividends [line items]
Dividends paid to non-controlling interests	$ 0	$ 0	$ 3